Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the financial instruments carried at fair value as of December 31, 2015 classified by the valuation hierarchy.

(In millions)	Assets	Liabilities
Significant other observable inputs (Level 2)
Commodity contracts	$2	$—
Significant unobservable inputs (Level 3)
Commodity contracts	7	—
Embedded derivatives in commodity contracts	—	(32)
Total carrying value in Consolidated Balance Sheets	$9	$(32)

Fair Value Inputs Assets and Liabilities Quantitative Information [Table Text Block]
The following table provides additional information about the significant unobservable inputs used in the valuation of Level 3 instruments as of December 31, 2015. The market approach is used for valuation of all instruments.

Level 3 Instrument	Balance Sheet Classification	Unobservable Inputs	Value Range	Time Period
Commodity contracts	Assets	Forward ethane prices (per gallon)	$0.16 - $0.19	Jan. 2016 - Dec. 2016
		Forward propane prices (per gallon)	$0.39 - $0.44	Jan. 2016 - Dec. 2016
		Forward isobutane prices (per gallon)	$0.54 - $0.57	Jan. 2016 - Mar. 2016
		Forward normal butane prices (per gallon)	$0.51 - $0.57	Jan. 2016 - Mar. 2016
		Forward natural gasoline prices (per gallon)	$0.89 - $0.93	Jan. 2016 - Dec. 2016

Embedded derivatives in commodity contracts	Liabilities	Forward propane prices (per gallon)(1)	$0.39 - $0.49	Jan. 2016 - Dec. 2022
		Forward isobutane prices (per gallon)(1)	$0.53 - $0.64	Jan. 2016 - Dec. 2022
		Forward normal butane prices (per gallon)(1)	$0.48 - $0.60	Jan. 2016 - Dec. 2022
		Forward natural gasoline prices (per gallon)(1)	$0.89 - $1.04	Jan. 2016 - Dec. 2022
		Forward natural gas prices (per MMBtu)(2)	$2.18 - $3.39	Jan. 2016 - Dec. 2022
		ERCOT Pricing (per MegaWatt Hour)	$23.08 - $44.58	Jan. 2016 - Dec. 2016
		Probability of renewal(3)	50.0%

(1)	NGL prices used in the valuation are generally at the lower end of the range in the early years and increase over time.

(2)	Natural gas prices used in the valuations are generally at the lower end of the range in the early years and increase over time.

(3)

Schedule of changes in Level 3 fair value measurements [Table Text Block]
The tables below include a roll forward of the balance sheet amounts for the years ended December 31, 2015 (including the change in fair value) for assets and liabilities classified by the Partnership within Level 3 of the valuation hierarchy.

	2015
(In millions)	Commodity Derivative Contracts (net)	Embedded Derivatives in Commodity Contracts (net)
Fair value at beginning of period	$—	$—
Net positions assumed in conjunction with the MarkWest Merger	7	(38)
Total gain (realized and unrealized) included in earnings(1)	3	5
Settlements	(3)	1
Fair value at end of period	$7	$(32)
The amount of total gains for the period included in earnings attributable to the change in unrealized gains relating to assets still held at end of period	$2	$5

(1)
Gains and losses on Commodity Derivative Contracts classified as Level 3 are recorded in Product sales in the accompanying Consolidated Statements of Income. Gains and losses on Embedded Derivatives in Commodity Contracts are recorded in Costs of revenue and Purchased product costs.

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the fair value and carrying value of the Partnership’s long-term debt, excluding capital leases, and SMR liability.

	December 31,
	2015		2014
(In millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Long-term debt	$5,212	$5,255	$636	$635
SMR liability	$99	$100	$—	$—